Investments in subsidiaries - Investments in subsidiaries (commentary) (Details) - HSBC Holdings - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Increase (decrease) in subsidiaries		$ 67,300,000,000	$ (2,920,000,000)
Increase (decrease) through restructuring and new capital injections		82,570,000,000	1,744,000,000
Reversal of impairment loss of subsidiaries	[1]	2,064,000,000	(63,000,000)	$ 0
Increase (decrease) in subsidiaries through other movements		(197,000,000)	(289,000,000)
Increase (decrease) in subsidiary through return in capital		(17,348,000,000)	(4,070,000,000)
Reversal of impairment / (impairment) of subsidiaries, excluding part reversal of impairment previously recognized		(136,000,000)
Increase (decrease) in subsidiaries through intra-group disposals		183,000,000	242,000,000
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Reversal of impairment loss of subsidiaries		$ 2,200,000,000	$ 0

[1]	2018 includes a $2,200m (2017:nil) part reversal of the impairment previously recognised against HSBC Holdings investment in HSBC Overseas Holdings (UK) Limited. This amount does not form part of distributable reserves.